                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           THOMAS A. SWANK, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 0.0%
HEALTH CARE SERVICES - 0.0%
InSight Health Services Holdings Corporation *                520   $      4,160
                                                                    ------------
TOTAL COMMON STOCK (Cost $10,400)                                   $      4,160
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND - 40.3%
AUTOMOTIVE - 1.6%
Cooper-Standard Automotive, Inc.
   8.375%, 2014                                        $   35,000         30,450
Dana Corporation
   7.00%, 2029 (1)                                         37,000         29,970
Dura Operating Corporation
   8.625%, 2012 (1)                                        21,000          9,922
Ford Motor Company
   7.45%, 2031                                              4,000          3,140
Ford Motor Credit Company LLC
   7.25%, 2011                                             41,000         38,422
General Motors Acceptance Corporation
   6.875%, 2011                                            12,000         11,420
GMAC LLC
   6.36%, 2008 (2)(3)                                   3,000,000      2,955,345
Sonic Automotive, Inc.
   8.63%, 2013                                             23,000         22,713
                                                                    ------------
                                                                       3,101,382
                                                                    ------------
BANKING - 9.4%
Kaupthing Bank HF
   6.06%, 2010 (2)(3)(4)(5)                             5,000,000      4,978,885
Northgroup Preferred Capital Corporation
   6.378%, 2049 (2)(3)(4)(5)                            4,300,000      3,992,077
Republic New York Capital I
   7.75%, 2026 (2)                                      2,000,000      2,073,200
Standard Chartered plc
   6.409%, 2049 (2)(3)(4)(5)                            2,000,000      1,845,330
USB Capital IX
   6.189%, 2042 (2)(3)                                  3,000,000      3,001,992
Wachovia Capital Trust III
   5.80%, 2042 (2)(3)                                   2,000,000      1,986,582
                                                                    ------------
                                                                      17,878,066
                                                                    ------------
BROKERAGE - 1.1%
E*Trade Financial Corporation
   8.00%, 2011                                             25,000         24,875
Janus Capital Group, Inc.
   5.875%, 2011 (2)                                     2,000,000      1,992,874
                                                                    ------------
                                                                       2,017,749
                                                                    ------------
BUILDING MATERIALS - 0.8%
Cemex
   6.64%, 2049 (2)(3)(4)(5)                             1,500,000      1,457,940
Dayton Superior Corporation
   10.75%, 2008                                            28,000         28,140

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
BUILDING MATERIALS (CONTINUED)
Legrand France S.A
   8.50%, 2025                                         $   20,000   $     23,400
                                                                    ------------
                                                                       1,509,480
                                                                    ------------
CHEMICALS - 0.1%
Geo Specialty Chemicals
   13.86%, 2009 (6)                                        29,000            290
Hercules, Inc.
   6.75%, 2029                                             21,000         20,842
Huntsman LLC
   11.63%, 2010                                            45,000         47,700
Mosaic Global Holdings, Inc.
   7.375%, 2018                                            18,000         17,460
                                                                    ------------
                                                                          86,292
                                                                    ------------
CONSTRUCTION MACHINERY - 0.0%
United Rentals North America, Inc.
   7.00%, 2014                                             44,000         44,880
                                                                    ------------
ELECTRIC - 6.6%
AES Corporation
   8.75%, 2013 (4)(5)                                      50,000         52,312
Allegheny Energy Supply
   8.25%, 2012 (4)(5)(7)                                   65,000         69,713
Commonwealth Edison Company
   5.95%, 2016 (2)                                      2,000,000      1,993,164
Dominion Resources, Inc.
   4.125%, 2008 (2)                                     2,800,000      2,784,751
DPL, Inc.
   6.875%, 2011                                            25,000         26,178
FPL Group Capital, Inc.
   5.551%, 2008 (2)                                     3,000,000      2,994,552
NorthWestern Corporation
   5.875%, 2014                                            14,000         13,649
Powercor Australia LLC
   6.15%, 2008 (2)(4)(5)                                3,000,000      3,012,234
PSEG Energy Holdings LLC
   10.00%, 2009                                            53,000         56,816
   8.50%, 2011                                             34,000         35,786
WPS Resources Corporation
   6.11%, 2066 (2)(3)                                   1,500,000      1,393,518
                                                                    ------------
                                                                      12,432,673
                                                                    ------------
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
   8.00%, 2014                                             46,000         43,815
NCL Corporation
   10.625%, 2014 (7)                                       21,000         21,157
Universal City Development Partners
   11.75%, 2010                                            44,000         45,980
                                                                    ------------
                                                                         110,952
                                                                    ------------
ENVIRONMENTAL - 0.0%
Allied Waste North America, Inc.
   5.75%, 2011                                             50,000         49,125

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
ENVIRONMENTAL (CONTINUED)
Browning-Ferris Industries, Inc.
   9.25%, 2021                                         $   20,000   $     21,700
                                                                    ------------
                                                                          70,825
                                                                    ------------
FINANCIAL - OTHER - 0.3%
AAC Group Holding Corporation
   0.00%, 2012 (7)                                          5,000          4,450
Affinia Group, Inc.
   9.00%, 2014                                             30,000         28,200
AGFC Capital Trust I
   6.00%, 2067 (3)(4)(5)                                  500,000        468,520
PXRE Capital Trust I
   8.85%, 2027                                             31,000         31,387
Triad Acquisition Corporation
   11.125%, 2013                                           13,000         11,115
                                                                    ------------
                                                                         543,672
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 3.9%
Nelnet, Inc.
   7.40%, 2036 (2)(3)                                   4,000,000      3,923,680
Residential Capital LLC
   7.595%, 2009 (2)(3)                                  2,000,000      1,700,000
   8.69%, 2009 (2)(3)(4)(5)                             2,500,000      1,750,000
                                                                    ------------
                                                                       7,373,680
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 2.1%
Core Investment Grade Bond Trust I
   4.642%, 2007 (2)(3)(7)                               3,891,304      3,883,521
General Motors Acceptance Corporation
   6.75%, 2014                                             26,000         23,566
   8.00%, 2031                                            124,000        121,654
                                                                    ------------
                                                                       4,028,741
                                                                    ------------
FOOD & BEVERAGE - 1.6%
Cadbury Schweppes US Finance LLC
   3.875%, 2008 (2)(4)(5)                               3,000,000      2,957,943
Harry & David Holdings, Inc.
   10.621%, 2012 (3)                                       12,000         11,520
Viskase Companies, Inc.
   11.50%, 2011                                            30,000         30,000
                                                                    ------------
                                                                       2,999,463
                                                                    ------------
GAMING - 0.1%
155 East Tropicana LLC
   8.75%, 2012                                             25,000         25,000
Caesars Entertainment, Inc.
   8.875%, 2008                                            21,000         21,446
MTR Gaming Group, Inc.
   9.75%, 2010                                             14,000         14,385
Wheeling Island Gaming, Inc.
   10.125%, 2009                                           16,000         16,040

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
GAMING (CONTINUED)
Wynn Las Vegas Capital Corporation
   6.63%, 2014                                         $   32,000   $     31,360
                                                                    ------------
                                                                         108,231
                                                                    ------------
HEALTH CARE - 0.0%
Tenet Healthcare Corporation
   6.375%, 2011                                            12,000         10,500
   9.25%, 2015 (7)                                         58,000         51,185
                                                                    ------------
                                                                          61,685
                                                                    ------------
HOME CONSTRUCTION - 0.0%
Beazer Homes USA, Inc.
   8.625%, 2011                                            22,000         17,380
   8.375%, 2012                                            27,000         21,195
K Hovnanian Enterprises, Inc.
   8.875%, 2012                                            31,000         23,250
                                                                    ------------
                                                                          61,825
                                                                    ------------
INDEPENDENT ENERGY - 0.0%
Stone Energy Corporation
   8.25%, 2011                                             57,000         56,858
Whiting Petroleum Corporation
   7.25%, 2012                                             10,000          9,825
   7.25%, 2013                                              4,000          3,900
                                                                    ------------
                                                                          70,583
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 4.5%
Atlantic Mutual Insurance Company
   8.15%, 2028 (4)(5)                                      59,000         35,799
Navigators Group, Inc.
   7.00%, 2016 (2)                                      1,000,000      1,028,443
Safeco Corporation
   4.20%, 2008 (2)                                      1,500,000      1,495,879
Swiss Re Capital I, LP
   6.854%, 2049 (2)(3)(4)(5)                            3,000,000      3,024,003
TIG Capital Trust I
   8.597%, 2027 (4)(5)                                     34,000         29,750
Travelers Property Casualty Corporation
   3.75%, 2008 (2)                                      3,000,000      2,973,684
                                                                    ------------
                                                                       8,587,558
                                                                    ------------
LODGING - 0.0%
Sheraton Holding Corporation
   7.375%, 2015                                            25,000         25,869
                                                                    ------------
MEDIA - CABLE - 1.2%
Cablevision Systems Corporation
   9.82%, 2009 (3)                                         22,000         22,660
CSC Holdings, Inc.
   7.875%, 2007                                            41,000         41,051
   7.25%, 2008                                             17,000         17,042
Echostar DBS Corporation
   6.625%, 2014                                            19,000         19,095
Insight Midwest, LP
   9.75%, 2009                                             10,000         10,013

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
MEDIA - CABLE (CONTINUED)
Mediacom LLC
   9.50%, 2013                                         $   30,000   $     30,375
Shaw Communications, Inc.
   8.25%, 2010                                             54,000         56,160
Univision Communications, Inc.
   3.50%, 2007 (2)                                      1,985,000      1,970,113
                                                                    ------------
                                                                       2,166,509
                                                                    ------------
MEDIA - NON CABLE - 0.1%
Cenveo Corporation
   7.875%, 2013                                            33,000         30,030
Dex Media East LLC
   12.13%, 2012                                            92,000         98,210
RH Donnelley, Inc.
   10.88%, 2012                                            27,000         28,755
Sinclair Broadcast Group, Inc.
   8.00%, 2012                                              4,000          4,090
                                                                    ------------
                                                                         161,085
                                                                    ------------
METALS & MINING - 0.0%
Ispat Inland ULC
   9.75%, 2014                                             38,000         41,399
Trimas Corporation
   9.875%, 2012                                            31,000         31,620
                                                                    ------------
                                                                          73,019
                                                                    ------------
NATURAL GAS PIPELINES - 0.1%
Williams Companies, Inc.
   8.125%, 2012 (7)                                        53,000         57,107
   8.75%, 2032 (7)                                         24,000         27,630
                                                                    ------------
                                                                          84,737
                                                                    ------------
PACKAGING - 0.0%
Constar International, Inc.
   8.933%, 2012 (3)(5)                                     15,000         14,700
                                                                    ------------
PAPER - 0.1%
Cascades, Inc.
   7.25%, 2013                                             39,000         38,220
Georgia-Pacific Corporation
   8.00%, 2024                                             51,000         49,725
Tembec Industries, Inc.
   8.625%, 2009                                            46,000         20,527
   8.50%, 2011                                             78,000         30,030
                                                                    ------------
                                                                         138,502
                                                                    ------------
RAILROADS - 2.9%
CSX Corporation
   6.15%, 2037 (2)                                      2,500,000      2,388,658
Grupo Transportacion Ferroviaria
Mexicana S.A. DE CV
   9.375%, 2012                                            35,000         36,662
Kansas City Southern Railway
   9.50%, 2008                                             59,000         60,254
   7.50%, 2009                                             20,000         20,225

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
RAILROADS (CONTINUED)
TTX Company
   3.875%, 2008 (2)(4)(5)                              $3,000,000   $  2,976,954
                                                                    ------------
                                                                       5,482,753
                                                                    ------------
REIT'S - 2.9%
BF Saul Reit
   7.50%, 2014                                             21,000         19,530
HRPT Properties Trust
   6.294%, 2011 (2)(3)                                  2,499,000      2,500,792
iStar Financial, Inc.
   4.875%, 2009 (2)                                     3,000,000      2,934,828
                                                                    ------------
                                                                       5,455,150
                                                                    ------------
RETAILERS - 0.0%
Foot Locker, Inc.
   8.50%, 2022                                             25,000         23,875
Petro Stopping Centers, LP
   9.00%, 2012                                             34,000         35,615
Toys R US, Inc.
   7.375%, 2018                                            21,000         16,853
                                                                    ------------
                                                                          76,343
                                                                    ------------
SERVICES - 0.0%
Allied Security Escrow Corporation
   11.375%, 2011                                           22,000         22,000
Cornell Companies, Inc.
   10.75%, 2012                                            30,000         31,988
                                                                    ------------
                                                                          53,988
                                                                    ------------
TECHNOLOGY - 0.1%
Lucent Technologies, Inc.
   6.45%, 2029                                             55,000         45,650
Nortel Networks Corporation
   6.875%, 2023                                            31,000         25,110
Sanmina-SCI Corporation
   6.75%, 2013                                             66,000         56,760
                                                                    ------------
                                                                         127,520
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
Millicom International Cellular S.A
   10.00%, 2013 (7)                                        42,000         44,625
Nextel Communications, Inc.
   7.375%, 2015                                            65,000         66,060
                                                                    ------------
                                                                         110,685
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.1%
AT&T Corporation
   7.30%, 2011 (7)                                         37,000         39,748
   8.00%, 2031 (7)                                         37,000         45,018
Axtel SAB de CV
   11.00%, 2013                                            13,000         14,085
Cincinnati Bell, Inc.
   7.25%, 2013                                              9,000          9,068
   8.375%, 2014                                            71,000         70,823
Qwest Corporation
   8.944%, 2013 (3)                                        10,000         10,675

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELINES
(CONTINUED)
Qwest Corporation (continued)
   7.25%, 2025                                         $   42,000   $     41,265
Securus Technologies, Inc.
   11.00%, 2011                                            18,000         15,480
                                                                    ------------
                                                                         246,162
                                                                    ------------
TOBACCO - 0.0%
Alliance One International, Inc.
   11.00%, 2012                                            21,000         22,313
                                                                    ------------
TRANSPORTATION SERVICES - 0.0%
Ship Finance International, Ltd.
   8.50%, 2013                                             46,000         47,265
                                                                    ------------
U.S. BANKING - 0.5%
PartnerRe Finance II
   6.44%, 2066 (2)(3)                                   1,000,000        925,608
                                                                    ------------
TOTAL CORPORATE BOND (Cost $78,769,847)                             $ 76,299,945
                                                                    ------------
PREFERRED STOCK - 2.6%
INSURANCE - LIFE - 1.6%
WoodBourne Pass-Through Trust
   6.92%, 2008 (2)(3)(4)(5)                                    30      3,013,125
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 1.0%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017 (2)(7)                                     80,000      1,912,000
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $5,014,490)                             $  4,925,125
                                                                    ------------
MORTGAGE BACKED SECURITIES - 19.0%
OTHER NON-AGENCY - 16.8%
CMO'S - 16.8%
Chaseflex Trust
   2006-1, 5.935% - 2036 (2)(3)                         5,000,000      5,046,483
Countrywide Alternative Loan Trust
   2005-30CB, 5.431% -
      2035 (2)(3)                                       3,788,306      3,718,714
Harborview Mortgage Loan Trust
   2005-9, 5.836% - 2035 (2)(3)                         1,424,121      1,396,401
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (2)                            3,000,000      3,015,387
   2006-S3, 6.00% - 2036 (2)                            5,000,000      5,018,244
JP Morgan Mortgage Trust
   2004-A5, 4.827% - 2034 (2)(3)                        2,973,588      2,942,521
   2007-A2, 6.057% - 2037 (2)(3)                        5,000,000      5,101,367
Master Adjustable Rate Mortgages Trust
   2003-5, 4.463% - 2033 (2)(3)                         2,099,155      2,079,584
Washington Mutual, Inc.
   2005-AR16 1A1, 5.104% -
      2035 (2)(3)                                       3,570,373      3,545,215
                                                                    ------------
                                                                      31,863,916
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED
SECURITIES - 2.2%
CMO'S - 2.2%
Government National Mortgage
Association
   GNR 2006-23 A, 6.00% -
      2033 (2)                                         $4,196,031   $  4,186,314
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
(Cost $35,911,017)                                                  $ 36,050,230
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 1.9%
Federal Home Loan Bank
   4.55% - 2007 (2)                                     3,500,000      3,492,038
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES
   (Cost $3,492,038)                                                $  3,492,038
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 0.2%
U.S. Treasury Bill
   4.79%, 2007                                            400,000        397,303
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $396,506)                                                     $    397,303
                                                                    ------------
ASSET BACKED SECURITIES - 15.8%
HOME EQUITY LOANS - 11.7%
Ameriquest Mortgage Securities, Inc.
   2005-R7, 5.391%, 2035 (2)(3)                         3,213,215      3,182,590
Asset Backed Securities Corporation
Home Equity
   2005-HE6, 5.621%, 2035 (2)(3)                        5,000,000      4,588,832
Credit-Based Asset Servicing and
Securitization LLC
   2005-CB5, 5.391%, 2035 (2)(3)                        3,167,316      3,097,375
   2004-CB4, 5.497%, 2035                                 467,843        463,677
Fremont Home Loan Trust
   2005-2, 5.381%, 2035 (2)(3)                          1,041,434      1,038,172
Option One Mortgage Loan Trust
   2005-3, 5.381%, 2035 (2)(3)                          1,157,043      1,152,155
Residential Asset Mortgage Products, Inc.
   2005-RS7, 5.401%, 2035 (2)(3)                        3,049,289      3,006,344
Residential Asset Securities Corporation
   2005-KS7, 5.361%, 2035 (2)(3)                        2,873,661      2,835,399
Structured Asset Investment Loan Trust
   2005-HE3, 5.381%, 2035 (2)(3)                        2,747,694      2,717,767
                                                                    ------------
                                                                      22,082,311
                                                                    ------------
OTHER - 4.1%
Silverado CLO, Ltd.
   2006-2A, 5.76%, 2020 (3)(4)(5)                       6,000,000      5,469,120
Squared CDO, Ltd.
   2007-1A, 6.357%, 2057 (3)(4)(8)                      3,000,000      2,400,000
                                                                    ------------
                                                                       7,869,120
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
(Cost $31,688,994)                                                  $ 29,951,431
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS         SECURITY INCOME FUND CAPITAL PRESERVATION SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMERCIAL PAPER - 19.4%
BANKING - 3.8%
Bank of America
   5.26%, 10/2/2007 (2)                                 2,100,000   $  2,099,720
UBS Finance (DE) LLC
   4.65%, 10/2/2007 (2)                                 2,000,000      1,999,736
   4.68%, 10/10/2007 (2)                                3,000,000      2,996,490
                                                                    ------------
                                                                       7,095,946
                                                                    ------------
BROKERAGE - 2.2%
JP Morgan Chase & Company
   4.65%, 10/5/2007 (2)                                 2,500,000      2,498,708
   4.65%, 10/12/2007 (2)                                1,700,000      1,697,585
                                                                    ------------
                                                                       4,196,293
                                                                    ------------
ELECTRIC - 2.4%
Florida Power & Light Company
   4.77%, 10/11/2007 (2)                                3,000,000      2,996,025
Southern Company
   4.80%, 10/22/2007 (2)                                1,600,000      1,595,520
                                                                    ------------
                                                                       4,591,545
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 5.8%
Caterpillar Finance Service Corporation
   4.73%, 10/9/2007 (2)                                 2,000,000      1,997,898
General Electric Capital Corporation
   4.60%, 10/1/2007 (2)                                 3,000,000      3,000,000
   4.65%, 10/4/2007 (2)                                 3,000,000      2,998,850
International Lease Finance Company
   4.75%, 10/3/2007 (2)                                 3,000,000      2,999,208
                                                                    ------------
                                                                      10,995,956
                                                                    ------------
NON U.S. BANKING - 2.4%
Danske Corporation
   5.05%, 10/15/2007 (2)                                2,500,000      2,495,091
Societe Generale
   4.90%, 10/18/2007 (2)                                2,000,000      1,995,372
                                                                    ------------
                                                                       4,490,463
                                                                    ------------
PHARMACEUTICALS - 2.8%
Abbott Laboratories
   4.70%, 10/24/2007 (2)                                2,400,000      2,392,793
AstraZeneca plc
   4.92%, 10/25/2007 (2)                                3,000,000      2,990,160
                                                                    ------------
                                                                       5,382,953
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $36,753,156)                           $ 36,753,156
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.53%,
   dated 9/28/07, matures
   10/01/07; repurchase amount
   $274,103 (Collateralized by
   U.S. Treasury Note, 4.50%,
   2/15/09 with a value of
   $280,431)                                           $  274,000   $    274,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $274,000)                          $    274,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND - CAPITAL
PRESERVATION SERIES)

  (COST $192,310,448)-99.4%                                         $188,147,388
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                           1,194,617
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $189,342,005
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $192,331,985.

*   - Non-income producing security

1   - Security is in default of interest and/or principal obligations.

2   - Security is segregated as collateral for open futures contracts.

3   - Variable rate security. Rate indicated is rate effective at September 30,
      2007.

4   - Security was acquired through a private placement.

5   - Security is a 144A security, which places restrictions on resale. See Note
      4 in notes to financial statements.

6   - Security is fair valued by the Board of Directors. See Note 3 in notes to financial statements.

7   - Security is a step-up bond. Rate indicated is rate effective at September
      30, 2007.

8   - Security is deemed illiquid. See Note 5 in notes to financial statements.

Glossary:

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
September 30, 2007 (Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND - 40.2%
AIRLINES - 0.4%
Southwest Airlines Company
   6.15%, 2022                                         $  350,000   $    348,710
                                                                    ------------
AUTOMOTIVE - 1.6%
GMAC LLC
   6.31%, 2007                                             59,000         58,810
   6.36%, 2008 (1)(2)                                   1,400,000      1,379,161
                                                                    ------------
                                                                       1,437,971
                                                                    ------------
BANKING - 6.1%
BankBoston Capital Trust IV
   6.324%, 2028 (2)                                       700,000        627,653
BOI Capital Funding No. 2, LP
   5.571%, 2049 (2)(3)(4)                                 350,000        313,123
Chase Capital III
   6.171%, 2027 (2)                                       700,000        635,713
Northgroup Preferred Capital Corporation
   6.378%, 2049 (1)(2)(3)(4)                            2,000,000      1,856,780
Rabobank Capital Funding II
   5.26%, 2049 (2)(3)(4)                                  700,000        661,903
Standard Chartered plc
   6.409%, 2049 (1)(2)(3)(4)                            1,250,000      1,153,331
US Central Federal Credit Union
   2.70%, 2009                                            147,727        143,684
                                                                    ------------
                                                                       5,392,187
                                                                    ------------
BUILDING MATERIALS - 0.9%
Cemex
   6.64%, 2049 (2)(3)(4)                                  500,000        485,980
CRH America, Inc.
   6.95%, 2012                                            300,000        311,921
                                                                    ------------
                                                                         797,901
                                                                    ------------
CHEMICALS - 0.4%
PPG Industries, Inc.
   7.40%, 2019                                            350,000        390,304
                                                                    ------------
ELECTRIC - 8.2%
Arizona Public Service Company
   6.38%, 2011                                            300,000        308,860
Cincinnati Gas & Electric
   5.70%, 2012                                            300,000        303,633
Commonwealth Edison Company
   5.95%, 2016                                          1,000,000        996,582
Consumers Energy Company
   6.875%, 2018 (1)                                     2,000,000      2,137,264
Kansas Gas & Electric
   5.65%, 2021                                            300,000        286,509
Oncor Electric Delivery Company
   6.38%, 2015                                            300,000        300,759
Pennsylvania Electric Company
   6.05%, 2017 (3)(4)                                     350,000        348,715
TXU Energy Company LLC
   6.194%, 2008 (1)(2)(3)(4)                            2,000,000      2,003,014

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
WPS Resources Corporation
   6.11%, 2066 (2)                                     $  600,000   $    557,407
                                                                    ------------
                                                                       7,242,743
                                                                    ------------
FINANCIAL - OTHER - 1.9%
Berkshire Hathaway Finance Corporation
   4.75%, 2012                                          1,000,000        980,852
Willis North America, Inc.
   5.63%, 2015                                            700,000        666,957
                                                                    ------------
                                                                       1,647,809
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 1.1%
CIT Group Funding Company of Canada
   4.65%, 2010 (5)                                      1,000,000        960,829
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 3.9%
Nelnet, Inc.
   7.40%, 2036 (1)(2)                                   1,500,000      1,471,380
Residential Capital LLC
   8.69%, 2009 (1)(2)(3)(4)                             2,000,000      1,400,000
   7.50%, 2012 (5)                                        350,000        283,500
SLM Corporation
   5.05%, 2014                                            325,000        275,622
                                                                    ------------
                                                                       3,430,502
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 0.4%
General Electric Capital Corporation
   5.88%, 2012                                            300,000        307,893
                                                                    ------------
FOOD & BEVERAGE - 0.9%
General Mills, Inc.
   5.70%, 2017                                            800,000        786,855
                                                                    ------------
HEALTH CARE - 0.4%
Anthem, Inc.
   6.80%, 2012                                            300,000        319,502
                                                                    ------------
INDEPENDENT ENERGY - 0.4%
Devon Financing Corporation ULC
   6.88%, 2011                                            300,000        317,129
                                                                    ------------
INSURANCE - LIFE - 2.0%
AIG SunAmerica Global Financing X
   6.90%, 2032 (3)(4)                                     700,000        766,862
Lincoln National Corporation
   7.00%, 2066 (1)(2)                                   1,000,000      1,030,579
                                                                    ------------
                                                                       1,797,441
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 1.8%
Nationwide Mutual Insurance Company
   8.25%, 2031 (3)(4)                                     400,000        481,881
Navigators Group, Inc.
   7.00%, 2016                                            300,000        308,533

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
INSURANCE - PROPERTY & CASUALTY
(CONTINUED)
Swiss Re Capital I, LP
   6.854%, 2049 (2)(3)(4)                              $  800,000   $    806,401
                                                                    ------------
                                                                       1,596,815
                                                                    ------------
INTEGRATED ENERGY - 1.1%
Petrobras International Finance Company
   6.125%, 2016                                         1,000,000      1,007,691
                                                                    ------------
MEDIA - CABLE - 0.3%
Jones Intercable, Inc.
   7.63%, 2008                                            275,000        278,332
                                                                    ------------
METALS & MINING - 0.4%
United States Steel Corporation
   6.05%, 2017                                            350,000        334,922
                                                                    ------------
NATURAL GAS PIPELINES - 0.2%
Express Pipeline, LP
   6.47%, 2013 (3)(4)                                     190,400        195,760
                                                                    ------------
PHARMACEUTICALS - 1.4%
AstraZeneca plc
   5.90%, 2017 (1)                                      1,250,000      1,268,835
                                                                    ------------
RAILROADS - 1.9%
Canadian National Railway Company
   6.25%, 2034                                            700,000        692,917
CSX Corporation
   6.15%, 2037                                          1,000,000        955,463
                                                                    ------------
                                                                       1,648,380
                                                                    ------------
REIT'S - 2.5%
Hospitality Properties Trust
   6.70%, 2018 (1)                                      1,500,000      1,491,285
Reckson Operating Partnership, LP
   5.15%, 2011                                            700,000        687,833
                                                                    ------------
                                                                       2,179,118
                                                                    ------------
SERVICES - 0.0%
American ECO Corporation
   9.63%, 2008 (3)(6)(7)(8)                                25,000             --
                                                                    ------------
TECHNOLOGY - 0.4%
Science Applications International
Corporation
   7.13%, 2032                                            300,000        322,678
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.
   6.88%, 2013                                            700,000        702,799
                                                                    ------------
TRANSPORTATION SERVICES - 0.4%
TTX Company
   4.90%, 2015 (3)(4)                                     350,000        339,207
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
U.S. BANKING - 0.4%
PartnerRe Finance II
   6.44%, 2066 (2)                                    $   350,000   $    323,963
                                                                    ------------
TOTAL CORPORATE BOND (Cost $36,728,572)                             $ 35,376,276
                                                                    ------------
PREFERRED STOCK - 1.8%
INSURANCE - LIFE - 0.9%
WoodBourne Pass-Through Trust
   6.92%, 2008 (2)(3)(4)                                        8        803,500
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 0.9%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017 (5)                                        32,000        764,800
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $1,603,864)                             $  1,568,300
                                                                    ------------
MORTGAGE BACKED SECURITIES - 37.9%
OTHER NON-AGENCY - 12.3%
CMO'S - 12.3%
Chase Commercial Mortgage Securities
Corporation
   1998-1, 6.56% - 2030                                   225,000        226,151
Chase Mortgage Finance Corporation
   2005-A1 2A2, 5.238% - 2035 (1) (2)                   1,340,732      1,334,241
Chaseflex Trust
   2006-1, 5.935% - 2036 (1)(2)                         2,000,000      2,018,593
Homebanc Mortgage Trust
   2006-1, 6.113% - 2037 (1)(2)                         1,344,805      1,369,431
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (1)                            2,000,000      2,010,258
   2006-S3, 6.00% - 2036 (1)                            1,671,000      1,677,097
JP Morgan Mortgage Trust
   2006-A3, 5.297% - 2036 (2)                             805,041        806,997
Washington Mutual, Inc.
   2005-AR16 1A1, 5.104% - 2035 (1)(2)                  1,428,149      1,418,086
                                                                    ------------
                                                                      10,860,854
                                                                    ------------
U.S. GOVERNMENT SPONSORED
AGENCIES - 24.7%
CMO'S - 1.3%
Federal Home Loan Mortgage Corporation
   FHR 2520 AG, 5.00% - 2016 (1)                        1,121,489      1,120,482
Federal National Mortgage Association
   FNR 1990-108 G, 7.00% - 2020                            38,524         39,854
                                                                    ------------
                                                                       1,160,336
                                                                    ------------
PASS-THRU'S - 23.4%
Federal Home Loan Mortgage Corporation
   #E01378, 5.00% - 2018 (1)                            1,316,003      1,294,491
   #E01488, 5.00% - 2018                                1,023,619      1,006,445
   #E01538, 5.00% - 2018                                1,038,579      1,021,016
   #C44050, 7.00% - 2030                                   22,426         23,321
   #C01172, 6.50% - 2031                                   33,285         33,882
   #C01210, 6.50% - 2031                                   41,550         42,579

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES
(CONTINUED)
PASS-THRU'S (CONTINUED)
Federal Home Loan Mortgage Corporation
(continued)
   #C50964, 6.50% - 2031                               $   41,072   $     41,808
   #C50967, 6.50% - 2031                                    9,636          9,875
   #C01277, 7.00% - 2031                                   67,443         69,630
   #C01292, 6.00% - 2032                                  182,916        184,181
   #C62801, 6.00% - 2032                                   87,326         87,930
   #C01287, 6.50% - 2032                                  115,426        117,496
   #A16943, 6.00% - 2033                                  706,498        709,849
   #A17903, 6.00% - 2034                                  869,637        872,552
Federal National Mortgage Association
   #254473, 5.50% - 2017                                  989,673        990,481
   #720714, 4.50% - 2018                                1,023,650        988,253
   #555549, 5.00% - 2018(1)                             1,240,148      1,215,567
   #750465, 5.00% - 2018                                1,039,639      1,021,942
   #780952, 4.00% - 2019(1)                             1,422,328      1,340,271
   #252806, 7.50% - 2029                                   26,460         27,739
   #252874, 7.50% - 2029                                   23,944         25,102
   #535277, 7.00% - 2030                                   16,947         17,491
   #190307, 8.00% - 2030                                   13,184         13,896
   #253356, 8.00% - 2030                                   16,718         17,621
   #541735, 8.00% - 2030                                   19,860         20,932
   #585348, 6.50% - 2031                                   28,570         29,092
   #254477, 5.50% - 2032                                  419,558        410,956
   #254198, 6.00% - 2032                                  249,618        249,991
   #254377, 6.00% - 2032                                  343,895        345,919
   #666750, 6.00% - 2032                                  380,936        381,506
   #254346, 6.50% - 2032                                  115,816        117,929
   #545691, 6.50% - 2032                                  153,511        156,312
   #659790, 6.50% - 2032                                  156,009        159,779
   #640008, 7.00% - 2032                                   86,434         89,211
   #702879, 5.00% - 2033(1)                             1,093,813      1,047,072
   #709805, 5.00% - 2033                                  973,112        931,529
   #688328, 5.50% - 2033                                  784,920        771,015
   #689108, 5.50% - 2033                                  520,496        511,450
   #709748, 5.50% - 2033                                1,044,756      1,026,599
   #713971, 5.50% - 2033                                  957,083        940,128
   #754903, 5.50% - 2033                                  683,834        668,247
   #725033, 6.00% - 2034                                  480,693        483,120
   #255554, 5.50% - 2035                                1,030,910      1,011,832
                                                                    ------------
                                                                      20,526,037
                                                                    ------------
                                                                      21,686,373
                                                                    ------------
U.S. GOVERNMENT SPONSORED
SECURITIES - 0.9%
PASS-THRU'S - 0.9%
Government National Mortgage
Association
   #313107, 7.00% - 2022                                   48,808         50,606

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED SECURITIES
(CONTINUED)
PASS-THRU'S (CONTINUED)
Government National Mortgage
Association (continued)
   #328618, 7.00% - 2022                               $   15,718   $     16,297
   #352022, 7.00% - 2023                                   31,839         33,012
   #369303, 7.00% - 2023                                   58,799         60,964
   G2 1260, 7.00% - 2023                                    4,909          5,075
   #347017, 7.00% - 2024                                   21,647         22,444
   #371006, 7.00% - 2024                                   15,916         16,503
   #371012, 7.00% - 2024                                   26,027         26,985
   G2 1849, 8.50% - 2024                                    4,447          4,765
   #780454, 7.00% - 2026                                   36,259         37,595
   G2 2320, 7.00% - 2026                                   10,429         10,780
   G2 2270, 8.00% - 2026                                    9,268          9,779
   G2 2445, 8.00% - 2027                                   13,818         14,580
   #464356, 6.50% - 2028                                   32,648         33,374
   G2 2689, 6.50% - 2028                                   16,943         17,315
   #462680, 7.00% - 2028                                   23,570         24,438
   G2 2616, 7.00% - 2028                                   16,527         17,084
   #518436, 7.25% - 2029                                   19,280         20,069
   #491492, 7.50% - 2029                                   16,542         17,225
   #510704, 7.50% - 2029                                   24,565         25,580
   #781079, 7.50% - 2029                                   12,246         12,752
   #479229, 8.00% - 2030                                   12,479         13,216
   #479232, 8.00% - 2030                                   10,461         11,080
   #508342, 8.00% - 2030                                   31,522         33,386
   G2 2909, 8.00% - 2030                                   14,563         15,366
   #538285, 6.50% - 2031                                   37,351         38,183
   #564472, 6.50% - 2031                                  103,744        106,331
   #552324, 6.50% - 2032                                   63,131         64,536
                                                                    ------------
                                                                         759,320
                                                                    ------------
TOTAL MORTGAGE BACKED SECURITIES
(Cost $33,789,936)                                                  $ 33,306,547
                                                                    ------------
U.S. GOVERNMENT SECURITIES - 6.1%
U.S. Treasury Bill
   4.79%, 2007                                            150,000        148,989
U.S. Treasury Bonds
   5.38%, 2031 (1)                                      1,000,000      1,070,469
   5.00%, 2037 (1)                                      4,000,000      4,103,124
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $5,274,171)                                                   $  5,322,582
                                                                    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 1.8%
Federal National Mortgage Association
   6.63%, 2030                                            250,000        294,578

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND DIVERSIFIED INCOME SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
(CONTINUED)
Federal National Mortgage Association
(continued)
   7.13%, 2030 (1)                                     $1,000,000   $  1,239,950
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES
(Cost $1,285,452)                                                   $  1,534,528
                                                                    ------------
ASSET BACKED SECURITIES - 1.7%
HOME EQUITY LOANS - 1.0%
Credit-Based Asset Servicing and
Securitization LLC
   2005-CB5, 5.391%, 2035 (2)                             913,298        893,130
                                                                    ------------
OTHER - 0.7%
Squared CDO, Ltd.
   2007-1A, 6.357%, 2057 (2)(3)                           800,000        640,000
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $1,704,249)                     $  1,533,130
                                                                    ------------
COMMERCIAL PAPER - 9.1%
BANKING - 2.6%
Bank of America
   4.80%, 10/5/2007 (1)                                 1,200,000      1,199,360
UBS Finance (DE) LLC
   4.68%, 10/10/2007 (1)                                1,100,000      1,098,713
                                                                    ------------
                                                                       2,298,073
                                                                    ------------
BROKERAGE - 1.2%
JP Morgan Chase & Company
   4.45%, 10/11/2007 (1)                                1,100,000      1,098,640
                                                                    ------------
FINANCIAL COMPANIES - CAPTIVE - 3.0%
General Electric Capital Corporation
   4.64%, 10/3/2007 (1)                                 1,600,000      1,599,588
   4.65%, 10/4/2007                                     1,000,000        999,617
                                                                    ------------
                                                                       2,599,205
                                                                    ------------
NON U.S. BANKING - 2.3%
Societe Generale
   4.84%, 10/1/2007 (1)                                 2,000,000      2,000,000
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $7,995,918)                            $  7,995,918
                                                                    ------------
REPURCHASE AGREEMENT - 1.0%
United Missouri Bank, 4.53%, dated 9/28/07,
   matures 10/01/07; repurchase amount $896,338
   (Collateralized by U.S. Treasury Note, 3.25%,
   1/15/09 with a value of $914,080)                   $  896,000   $    896,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $896,000)                          $    896,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND -
DIVERSIFIED INCOME SERIES)
(COST $89,278,162) - 99.6%                                          $ 87,533,281
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                             374,956
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 87,908,237
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $89,807,524.

1    - Security is segregated as collateral for open futures contracts.

2    - Variable rate security. Rate indicated is rate effective at September 30,
       2007.

3    - Security was acquired through a private placement.

4    - Security is a 144A security, which places restrictions on resale. See
       Note 4 in notes to financial statements.

5    - Security is a step-up bond. Rate indicated is rate effective at September
       30, 2007.

6    - Security is deemed illiquid. See Note 5 in notes to financial statements.

7    - Security is in default of interest and/or principal obligations.

8    - Security is fair valued by the Board of Directors. See Note 3 in notes to financial statements.

Glossary:

plc  - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2007 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCK - 0.0%
MORTGAGE REIT'S - 0.0%
Bimini Capital Management, Inc.                            15,250   $     20,130
HomeBanc Corporation                                       20,000            520
                                                                    ------------
                                                                          20,650
                                                                    ------------
TOTAL COMMON STOCK (Cost $372,076)                                  $     20,650
                                                                    ------------
PREFERRED STOCK - 1.3%
DEPARTMENT STORES - 0.3%
Sears Holdings Corporation *                                9,500        193,188
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Hospitality Properties Trust                               25,000        543,750
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $848,950)                               $    736,938
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CONVERTIBLE BOND - 3.4%
AEROSPACE & DEFENSE - 0.8%
DRS Technologies, Inc.
   2.00%, 2026 (1)(2)                                  $  450,000        483,750
                                                                    ------------
AUTOMOTIVE - 0.6%
Sonic Automotive, Inc.
   5.25%, 2009                                            350,000        343,000
                                                                    ------------
BROADCAST MEDIA - 0.3%
Sinclair Broadcast Group, Inc.
   4.875%, 2018 (3)                                       200,000        188,750
                                                                    ------------
HEALTH CARE - SERVICES - 1.0%
InvaCare Corporation
   4.125%, 2027 (1)(2)                                    500,000        572,008
                                                                    ------------
PETROLEUM - 0.3%
USEC, Inc.
   3.00%, 2014                                            150,000        163,500
                                                                    ------------
TELECOMMUNICATIONS - 0.4%
Nextel Communications, Inc.
   5.25%, 2010                                            250,000        249,375
                                                                    ------------
TOTAL CONVERTIBLE BOND (Cost $1,914,604)                            $  2,000,383
                                                                    ------------
CORPORATE BOND - 84.4%
AEROSPACE & DEFENSE - 5.3%
Bombardier, Inc.
   6.75%, 2012 (1)(2)                                     675,000        676,687
Esterline Technologies Corporation
   7.75%, 2013 (2)                                        350,000        355,250
L-3 Communications Corporation
   7.63%, 2012                                            725,000        741,313
Vought Aircraft Industries, Inc.
   8.00%, 2011                                          1,325,000      1,295,188
                                                                    ------------
                                                                       3,068,438
                                                                    ------------
AIRLINES - 3.1%
Calair Capital Corporation
   8.13%, 2008                                            325,000        325,000

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
AIRLINES (CONTINUED)
Continental Airlines, Inc.
   7.03%, 2011                                         $  246,972   $    239,563
   8.31%, 2011                                            336,663        329,088
Delta Air Lines, Inc.
   7.71%, 2011                                            225,000        220,500
   7.78%, 2012                                            699,344        692,350
                                                                    ------------
                                                                       1,806,501
                                                                    ------------
AUTOMOTIVE - 5.7%
Ford Motor Credit Company LLC
   9.81%, 2012 (4)                                        200,000        206,997
General Motors Corporation
   8.375%, 2033                                           550,000        481,938
Group 1 Automotive, Inc.
   8.25%, 2013                                            450,000        450,000
Metaldyne Corporation
   11.00%, 2012                                           500,000        428,750
Sonic Automotive, Inc.
   8.63%, 2013                                            400,000        395,000
Tenneco, Inc.
   8.63%, 2014                                            450,000        453,375
TRW Automotive, Inc.
   7.00%, 2014 (1)(2)                                     200,000        194,000
   7.25%, 2014 (1)(2)                                     750,000        731,250
                                                                    ------------
                                                                       3,341,310
                                                                    ------------
BANKING - 0.1%
FCB Capital Trust
   8.05%, 2028                                             50,000         52,323
                                                                    ------------
BROKERAGE - 1.9%
E*Trade Financial Corporation
   8.00%, 2011                                            850,000        845,750
   7.875%, 2015                                           300,000        277,500
                                                                    ------------
                                                                       1,123,250
                                                                    ------------
CHEMICALS - 1.1%
CNA Holdings, Inc.
   7.13%, 2009                                            100,000         97,000
PolyOne Corporation
   6.52%, 2010                                            175,000        165,812
   6.58%, 2011                                            375,000        345,000
                                                                    ------------
                                                                         607,812
                                                                    ------------
CONSTRUCTION MACHINERY - 1.3%
United Rentals North America, Inc.
   6.50%, 2012                                            375,000        379,688
   7.00%, 2014                                            375,000        382,500
                                                                    ------------
                                                                         762,188
                                                                    ------------
CONSUMER PRODUCTS - 0.2%
Hanesbrands, Inc.
   8.784%, 2014 (2)(4)                                    100,000         99,500
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
ELECTRIC - 1.7%
AES Red Oak LLC
   8.54%, 2019                                         $  585,261   $    623,303
East Coast Power LLC
   6.74%, 2008                                              7,238          7,307
   7.07%, 2012                                             56,347         58,601
Edison Mission Energy
   7.20%, 2019 (1)(2)                                     300,000        295,500
                                                                    ------------
                                                                         984,711
                                                                    ------------
ENTERTAINMENT - 2.0%
AMC Entertainment, Inc.
   11.00%, 2016                                           500,000        532,500
Speedway Motorsports, Inc.
   6.75%, 2013                                            625,000        615,625
                                                                    ------------
                                                                       1,148,125
                                                                    ------------
ENVIRONMENTAL - 0.2%
Casella Waste Systems, Inc.
   9.75%, 2013                                            100,000        102,000
                                                                    ------------
FINANCIAL - OTHER - 1.9%
Cardtronics, Inc.
   9.25%, 2013 (3)                                        600,000        574,500
Harland Clarke Holdings Corporation
   10.308%, 2015 (4)                                      600,000        535,500
                                                                    ------------
                                                                       1,110,000
                                                                    ------------
FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 1.6%
General Motors Acceptance Corporation
   6.75%, 2014                                            350,000        317,232
   8.00%, 2031                                            650,000        637,703
                                                                    ------------
                                                                         954,935
                                                                    ------------
FOOD & BEVERAGE - 1.2%
Dole Food Company, Inc.
   7.25%, 2010                                            350,000        330,750
   8.88%, 2011                                            350,000        341,250
Land O' Lakes, Inc.
   8.75%, 2011                                             43,000         44,236
                                                                    ------------
                                                                         716,236
                                                                    ------------
GAMING - 3.8%
American Casino & Entertainment
Properties LLC
   7.85%, 2012                                            200,000        205,500
Galaxy Entertainment Finance Company,
Ltd.
   9.88%, 2012 (1)(2)                                     525,000        540,750
Mandalay Resort Group
   6.50%, 2009                                            200,000        201,000
MGM Mirage
   6.75%, 2012                                            375,000        368,906
Mohegan Tribal Gaming Authority
   6.375%, 2009                                           250,000        248,750

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
GAMING (CONTINUED)
Station Casinos, Inc.
   6.00%, 2012                                         $  575,000   $    546,250
Turning Stone Resort Casino Enterprise
   9.13%, 2014 (1)(2)                                     100,000        103,500
                                                                    ------------
                                                                       2,214,656
                                                                    ------------
HEALTH CARE - 3.2%
Coventry Health Care, Inc.
   6.13%, 2015                                            425,000        421,567
HCA, Inc.
   6.50%, 2016                                          1,150,000        977,500
InvaCare Corporation
   9.75%, 2015 (2)                                        100,000        100,000
US Oncology, Inc.
   10.75%, 2014                                           325,000        335,562
                                                                    ------------
                                                                       1,834,629
                                                                    ------------
INDEPENDENT ENERGY - 1.6%
Copano Energy LLC
   8.125%, 2016                                           100,000        101,750
Forest Oil Corporation
   7.25%, 2019 (1)(2)                                     125,000        125,000
Range Resources Corporation
   7.38%, 2013                                            175,000        177,625
Transmeridian Exploration, Inc.
   12.00%, 2010                                           550,000        532,812
                                                                    ------------
                                                                         937,187
                                                                    ------------
INDUSTRIAL - OTHER - 4.7%
Belden CDT, Inc.
   7.00%, 2017 (1)(2)                                     200,000        198,000
Briggs & Stratton Corporation
   8.88%, 2011                                            675,000        720,562
Corrections Corporation of America
   7.50%, 2011                                             50,000         50,375
GrafTech Finance, Inc.
   10.25%, 2012                                           257,000        267,923
Noble Group, Ltd.
   6.63%, 2015 (1)(2)                                     450,000        418,611
USEC, Inc.
   6.75%, 2009                                          1,125,000      1,102,500
                                                                    ------------
                                                                       2,757,971
                                                                    ------------
INSURANCE - LIFE - 0.1%
Genamerica Capital I
   8.53%, 2027 (1)(2)                                      75,000         78,419
                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 2.7%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                          1,605,000      1,592,963
                                                                    ------------
MEDIA - CABLE - 1.2%
Cablevision Systems Corporation
   9.82%, 2009 (4)                                        250,000        257,500

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
MEDIA - CABLE (CONTINUED)
CSC Holdings, Inc.
   7.25%, 2008                                         $  125,000   $    125,313
   6.75%, 2012                                            175,000        168,437
Shaw Communications, Inc.
   7.25%, 2011                                            125,000        128,125
                                                                    ------------
                                                                         679,375
                                                                    ------------
MEDIA - NON CABLE - 6.9%
Block Communications, Inc.
   8.25%, 2015 (1)(2)                                     525,000        522,375
CMP Susquehanna Corporation
   9.875%, 2014 (3)                                       800,000        744,000
Intelsat, Ltd.
   7.63%, 2012                                            275,000        235,125
Morris Publishing Group LLC
   7.00%, 2013 (2)                                        900,000        704,250
Reader's Digest Association, Inc.
   9.00%, 2017 (1)(2)                                     100,000         90,000
RH Donnelley Finance Corporation I
   10.88%, 2012 (1)(2)                                    125,000        133,125
Satelites Mexicanos S.A. de CV
   13.948%, 2011 (4)                                      878,505        922,430
Univision Communications, Inc.
   9.75%, 2015 (1)(2)                                     650,000        633,750
                                                                    ------------
                                                                       3,985,055
                                                                    ------------
METALS & MINING - 1.0%
Asia Aluminum Holdings, Ltd.
   8.00%, 2011 (1)(2)                                     600,000        583,500
Bulong Operations Pty, Ltd.
   12.50%, 2008 (5)(6)                                     75,000             --
                                                                    ------------
                                                                         583,500
                                                                    ------------
NATURAL GAS PIPELINES - 3.1%
MarkWest Energy Partners, LP
   8.50%, 2016                                            100,000         98,500
Regency Energy Partners, LP
   8.375%, 2013                                           520,000        544,700
SemGroup, LP
   8.75%, 2015 (1)(2)                                     800,000        782,000
Williams Companies, Inc.
   6.38%, 2010 (1)(2)                                     400,000        402,000
                                                                    ------------
                                                                       1,827,200
                                                                    ------------
OIL FIELD SERVICES - 0.5%
Stallion Oilfield Services
   9.75%, 2015 (1)(2)                                     300,000        290,625
                                                                    ------------
PACKAGING - 1.5%
Ball Corporation
   6.88%, 2012                                            500,000        506,250
Graham Packaging Company, Inc.
   9.88%, 2014                                            375,000        371,250
                                                                    ------------
                                                                         877,500
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
PAPER - 1.4%
Georgia-Pacific Corporation
   7.13%, 2017 (1)(2)                                  $  175,000   $    169,312
Sino-Forest Corporation
   9.13%, 2011 (1)(2)                                     625,000        660,938
                                                                    ------------
                                                                         830,250
                                                                    ------------
PHARMACEUTICALS - 1.6%
Valeant Pharmaceuticals International
   7.00%, 2011                                            950,000        931,000
                                                                    ------------
REFINING - 1.5%
Frontier Oil Corporation
   6.63%, 2011                                            200,000        196,500
United Refining Company
   10.50%, 2012 (1)(2)                                    650,000        669,500
                                                                    ------------
                                                                         866,000
                                                                    ------------
REIT'S - 2.2%
American Real Estate Partners, LP
   8.13%, 2012                                            950,000        941,687
   7.13%, 2013                                            350,000        333,375
                                                                    ------------
                                                                       1,275,062
                                                                    ------------
RESTAURANTS - 0.2%
Seminole Hard Rock Entertainment, Inc.
   8.194%, 2014 (1)(2)(4)                                 100,000         97,625
                                                                    ------------
RETAILERS - 7.0%
Blockbuster, Inc.
   9.00%, 2012 (3)                                        400,000        360,000
Duane Reade, Inc.
   9.75%, 2011                                            700,000        670,250
General Nutrition Centers, Inc.
   10.009%, 2014 (4)                                      325,000        312,000
GSC Holdings Corporation
   8.00%, 2012                                            375,000        390,000
Harry & David Holdings, Inc.
   9.00%, 2013                                            600,000        573,000
Michaels Stores, Inc.
   11.38%, 2016 (1)(2)                                  1,000,000      1,022,500
Saks, Inc.
   9.875%, 2011                                           700,000        745,500
                                                                    ------------
                                                                       4,073,250
                                                                    ------------
SERVICES - 0.4%
American ECO Corporation
   9.63%, 2008 (1)(5)(6)(7)                               125,000             --
Kansas City Southern de Mexico S.A. de
CV
   7.625%, 2013 (1)(2)                                    250,000        245,000
                                                                    ------------
SUPERMARKETS - 0.0%
Fleming Companies, Inc.
   9.88%, 2012 (5)(6)(7)                                  100,000             --
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND (CONTINUED)
TECHNOLOGY - 6.8%
Amkor Technology, Inc.
   9.25%, 2016                                         $1,325,000   $  1,338,250
Anixter International, Inc.
   5.95%, 2015                                            250,000        228,750
Freescale Semiconductor, Inc.
   10.13%, 2016 (1)(2)                                    725,000        674,250
Iron Mountain, Inc.
   8.25%, 2011                                            250,000        248,750
NXP BV
   9.50%, 2015                                            350,000        326,375
Seagate Technology HDD Holdings
   6.80%, 2016                                            350,000        342,125
Viasystems, Inc.
   10.50%, 2011                                           800,000        800,000
                                                                    ------------
                                                                       3,958,500
                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 2.3%
American Cellular Corporation
   10.00%, 2011                                            87,000         90,915
Dobson Communications Corporation
   9.61%, 2012 (4)                                        150,000        152,625
iPCS, Inc.
   8.606%, 2014 (1)(2)(4)                                 100,000         98,000
MetroPCS Wireless, Inc.
   9.25%, 2014 (1)(2)                                     325,000        331,500
Rural Cellular Corporation
   11.106%, 2012 (4)                                      350,000        357,000
   8.621%, 2013 (1)(2)(4)                                 325,000        333,125
                                                                    ------------
                                                                       1,363,165
                                                                    ------------
TELECOMMUNICATIONS - WIRELINES - 0.2%
EXDS, Inc.
   11.625%, 2010 (5)(6)(7)                                146,025             --
Qwest Corporation
   7.88%, 2011                                            100,000        105,000
                                                                    ------------
TEXTILE - 0.5%
Invista
   9.25%, 2012 (1)(2)                                     250,000        262,500
                                                                    ------------
TRANSPORTATION SERVICES - 2.7%
Overseas Shipholding Group, Inc.
   8.25%, 2013                                            500,000        515,625
St. Acquisition Corporation
   12.50%, 2017 (1)(2)                                    650,000        435,500
Stena AB
   7.50%, 2013                                            250,000        251,250
US Shipping Partners, LP Shipping
Finance Corporation
   13.00%, 2014                                           375,000        369,375
                                                                    ------------
                                                                       1,571,750
                                                                    ------------
TOTAL CORPORATE BOND (Cost $49,933,583)                             $ 49,115,511
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS - 5.3%
AUTOMOTIVE - 1.8%
Delphi, Term Loan C
   8.12%, 2007 (4)(8)                                  $  350,000   $    347,922
Ford Motor Company, Term Loan B
   8.70%, 2013 (4)(8)                                     694,750        672,943
                                                                    ------------
                                                                       1,020,865
                                                                    ------------
BUSINESS EQUIPMENT & SERVICES - 1.5%
First Data Corporation, Term Loan - Initial
B-1
   7.96%, 2014 (4)(8)                                     900,000        863,062
                                                                    ------------
HEALTH CARE - 0.8%
DaVita, Inc., Term Loan B
   6.70%, 2012 (4)(8)                                      98,128         96,132
   6.86%, 2012 (4)(8)                                     274,317        268,737
   6.88%, 2012 (4)(8)                                      80,659         79,018
   7.00%, 2012 (4)(8)                                      24,914         24,407
   7.01%, 2012 (4)(8)                                      21,983         21,536
                                                                    ------------
                                                                         489,830
                                                                    ------------
MEDIA - NON CABLE - 1.2%
VNU, Term Loan
   7.36%, 2013 (4)(8)                                     742,501        720,574
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTERESTS
(Cost $3,148,145)                                                   $  3,094,331
                                                                    ------------
ASSET BACKED SECURITIES - 0.0%
AIRLINES - 0.0%
Pegasus Aviation Lease Securitization
   2000-1, 8.42%, 2030 (1)(5)(6)(7)                       244,615             --
                                                                    ------------
TOTAL ASSET BACKED SECURITIES (Cost $186,124)                       $         --
                                                                    ------------
COMMERCIAL PAPER - 3.4%
BANKING - 1.7%
UBS Finance (DE) LLC
   4.75%, 10/1/2007                                     1,000,000      1,000,000
                                                                    ------------
NON U.S. BANKING - 1.7%
Societe Generale
   5.08%, 10/1/2007                                     1,000,000      1,000,000
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $2,000,000)                            $  2,000,000
                                                                    ------------
REPURCHASE AGREEMENT - 1.9%
United Missouri Bank, 4.53%, dated 9/28/07, matures
   10/01/07; repurchase amount $1,093,413
   (Collateralized by FHLB, 3.50%, 11/15/07 with a
   value of $1,117,755)                                $1,093,000   $  1,093,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $1,093,000)                        $  1,093,000
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND - HIGH YIELD
   SERIES)                                                          $ 58,060,813
   (COST $59,496,482) - 99.7%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                             158,596
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 58,219,409
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                   SECURITY INCOME FUND HIGH YIELD SERIES
September 30, 2007 (Unaudited) - continued

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $59,240,944.

*    - Non-income producing security

1    - Security was acquired through a private placement.

2    - Security is a 144A security, which places restrictions on resale. See
       Note 4 in notes to financial statements.

3    - Security is a step-up bond. Rate indicated is rate effective at September
       30, 2007.

4    - Variable rate security. Rate indicated is rate effective at September 30,
       2007.

5    - Security is deemed illiquid. See Note 5 in notes to financial statements.

6    - Security is in default of interest and/or principal obligations.

7    - Security is fair valued by the Board of Directors. See Note 3 in notes to financial statements.

8    - Security is a senior floating rate interest. See notes to financial statements.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND INCOME OPPORTUNITY SERIES
September 30, 2007 (Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
CORPORATE BOND - 2.1%
PHARMACEUTICALS - 0.8%
Elan Finance plc
   9.705%, 2013 (1)                                    $  500,000   $    491,250
                                                                    ------------
TECHNOLOGY - 1.3%
Freescale Semiconductor, Inc.
   9.569%, 2014 (1)                                       500,000        471,250
NXP BV
   8.11%, 2013 (1)                                        325,000        301,843
                                                                    ------------
                                                                         773,093
                                                                    ------------
TOTAL CORPORATE BOND (Cost $1,330,020)                              $  1,264,343
                                                                    ------------
SENIOR FLOATING RATE INTERESTS - 95.5%
AEROSPACE & DEFENSE - 6.5%
Alion Science & Technology Corporation,
Term Loan
   7.63%, 2009 (1)(2)                                         883            848
   7.85%, 2009 (1)(2)                                     762,014        731,533
BE Aerospace, Inc., Term Loan B
   6.95%, 2012 (1)(2)                                      83,333         82,014
   7.11%, 2012 (1)(2)                                     166,667        164,028
   7.26%, 2012 (1)(2)                                     250,000        246,042
Mid-Western Aircraft Systems, Inc. Term
Loan B
   7.11%, 2011 (1)(2)                                     836,196        829,925
Robertson Aviation, LLC, Term Loan
   8.40%, 2013 (1)(2)                                      22,867         22,524
   8.61%, 2013 (1)(2)                                     307,692        303,077
   8.63%, 2013 (1)(2)                                     439,560        432,967
   8.82%, 2013 (1)(2)                                      79,670         78,475
Wesco Aircraft Hardware Corporation,
Term Loan - 1st Lien
   7.45%, 2013 (1)(2)                                     972,500        953,050
                                                                    ------------
                                                                       3,844,483
                                                                    ------------
AUTOMOTIVE - 4.1%
Federal Mogul Corporation, Term Loan -
1st Lien
   6.89%, 2007 (1)(2)                                   1,000,000        992,500
General Motors Corporation, Term Loan -
1st Lien
   7.735%, 2013 (1)(2)                                    497,500        481,798
KAR Holdings, Inc., Term Loan - 1st Lien
   7.45%, 2013 (1)(2)                                     992,513        954,939
                                                                    ------------
                                                                       2,429,237
                                                                    ------------
BROADCAST RADIO & TELEVISION - 4.8%
Citadel Broadcasting Corporation, Term
Loan - 1st Lien
   6.755%, 2014 (1)(2)                                    439,739        418,440
   6.825%, 2014 (1)(2)                                    560,261        533,123
Univision Communications, Inc., DD Term
Loan
   1.00%, 2014 (1)(2)                                      60,403         57,383

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
BROADCAST RADIO & TELEVISION
(CONTINUED)
Univision Communications, Inc., Initial
Term Loan
   7.61%, 2014 (1)(2)                                  $  939,597   $    892,617
Young Broadcasting, Inc., Term Loan
   7.75%, 2012 (1)(2)                                       7,500          6,975
   7.875%, 2012 (1)(2)                                    970,000        902,100
                                                                    ------------
                                                                       2,810,638
                                                                    ------------
BROKERAGES,SECURITY DEALERS &
INVESTMENT HOUSES - 0.8%
Gartmore Investment Management, Term
Loan - 1st Lien
   7.11%, 2014 (1)(2)                                     500,000        461,250
                                                                    ------------
BUILDING & DEVELOPMENT - 7.0%
Macherich Partnership LP, Term Loan
   7.188%, 2010 (1)(2)                                  1,000,000        965,000
Mattamy Funding Partnership, Term Loan
   7.813%, 2013 (1)(2)                                    497,481        480,069
South Edge, LLC, Term Loan C
   7.188%, 2009 (1)(2)                                  1,000,000        900,000
Standard Pacific Corporation, Term Loan B
(May 06)
   7.27%, 2013 (1)(2)                                     900,000        828,376
Tishman Speyer Real Estate D.C. Area
Portfolio, L.P., Term Loan
   7.55%, 2012 (1)(2)                                   1,000,000        960,000
                                                                    ------------
                                                                       4,133,445
                                                                    ------------
BUSINESS EQUIPMENT & SERVICES - 4.0%
Clarke American Corporation, Term Loan B
   7.698%, 2014 (1)(2)                                    997,500        923,685
First Data Corporation, Term Loan - Initial
B-1
   0.00%, 2014 (1)(2)                                     500,000        479,479
Open Solutions, Inc., Term Loan - 1st Lien
(Jan 07)
   7.485%, 2014 (1)(2)                                    529,121        502,004
PRO-QUEST-CSA, LLC, Term Loan - 1st
Lien
   8.13%, 2014 (1)(2)                                      61,250         60,025
   8.20%, 2014 (1)(2)                                     364,583        357,292
   8.37%, 2014 (1)(2)                                      52,083         51,041
                                                                    ------------
                                                                       2,373,526
                                                                    ------------
CABLE TELEVISION - 3.3%
Charter Communications Operating, LLC,
Term Loan New
   7.13%, 2014 (1)(2)                                   1,000,000        964,554
Charter Communications Operating, LLC,
Term Loan Refinancing
   7.36%, 2014 (1)(2)                                   1,000,000        964,554
                                                                    ------------
                                                                       1,929,108
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND INCOME OPPORTUNITY SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
CHEMICALS & PLASTICS - 1.9%
Brenntag Holding GmbH & Company KG,
Term Loan - Acq
   7.387%, 2014 (1)(2)                                 $  196,364   $    188,673
Brenntag Holding GmbH & Company KG,
Term Loan B2
   7.387%, 2013 (1)(2)                                    803,636        772,160
Foamex L.P., Term Loan - 1st Lien
   7.386%, 2013 (1)(2)                                      9,881          9,230
   7.61%, 2013 (1)(2)                                     118,566        110,761
   8.003%, 2013 (1)(2)                                      7,904          7,384
   8.053%, 2013 (1)(2)                                     21,737         20,306
                                                                    ------------
                                                                       1,108,514
                                                                    ------------
CONTAINERS & GLASS PRODUCTS - 0.8%
Owens-Illinois Group, Inc., Term Loan B
(USD) (Jun 06)
   7.30%, 2013 (1)(2)                                     466,250        454,594
                                                                    ------------
ELECTRONIC & ELECTRIC - 5.2%
Dealer Computer Services, Inc., Term
Loan - 1st Lien
   7.198%, 2012 (1)(2)                                    476,707        462,406
Edwards (Cayman Islands II), Ltd., Term
Loan - 1st Lien
   7.541%, 2014 (1)(2)                                    500,000        455,000
Freescale Semiconductors, Inc., Term
Loan - 1st Lien
   7.33%, 2013 (1)(2)                                   1,488,750      1,420,205
H3C Holdings, Ltd., Term Loan - 1st Lien
   8.141%, 2012 (1)(2)                                    330,001        300,300
Sabre Holdings Corporation, Term Loan
   7.358%, 2014 (1)(2)                                    485,904        461,366
                                                                    ------------
                                                                       3,099,277
                                                                    ------------
FINANCIAL INTERMEDIARIES - 3.2%
Hub International Holdings, Inc., DD Term
Loan
   1.375%, 2014 (1)(2)                                     62,745         61,216
   8.01%, 2014 (1)(2)                                      28,686         27,987
Hub International Holdings, Inc., Term
Loan - Initial
   8.203%, 2014 (1)(2)                                    407,475        397,543
J.G. Wentworth, LLC, Term Loan - 1st Lien
(Apr 07)
   7.45%, 2014 (1)(2)                                     500,000        473,750
LNR Property Corporation, Term Loan -
Tranche A1
   8.11%, 2009 (1)(2)                                     500,000        475,000
Peach Holdings, Inc., Term Loan
   8.95%, 2013 (1)(2)                                     496,835        481,930
                                                                    ------------
                                                                       1,917,426
                                                                    ------------
FOOD PRODUCTS - 1.6%
Dole Food Company, Inc., Pre LC
   7.23%, 2013 (1)(2)                                      93,235         90,015

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
FOOD PRODUCTS (CONTINUED)
Dole Food Company, Inc., Term Loan B
(Mar 06)
   7.438%, 2013 (1)(2)                                 $   65,264   $     63,011
   7.563%, 2013 (1)(2)                                     65,264         63,011
   7.75%, 2013 (1)(2)                                      65,264         63,011
   8.75%, 2013 (1)(2)                                      10,839         10,464
Dole Food Company, Inc., Term Loan C
(Solvest)
   7.438%, 2013 (1)(2)                                    475,497        459,077
   7.563%, 2013 (1)(2)                                    107,220        103,517
   7.75%, 2013 (1)(2)                                     102,558         99,017
   8.75%, 2013 (1)(2)                                       3,496          3,375
                                                                    ------------
                                                                         954,498
                                                                    ------------
FOREST PRODUCTS - 2.0%
Domtar Corporation, Term Loan B
   7.185%, 2014 (1)(2)                                  1,209,375      1,177,024
                                                                    ------------
HEALTH CARE - 13.2%
Cardinal Health 409, Inc., Dollar Term
Loan
   7.448%, 2014 (1)(2)                                    997,500        952,613
CHS/Community Health Systems, DD
Term Loan
   0.50%, 2014 (1)(2)                                      61,872         60,696
CHS/Community Health Systems, Term
Loan
   7.755% to 7.76%, 2014 (1)(2)                           938,128        920,304
Graceway Pharmaceuticals, LLC, Term
Loan - 1st Lien
   7.948%, 2012 (1)(2)                                    983,333        908,969
Health Management Associates, Inc.,
Term Loan B
   6.879%, 2014 (1)(2)                                     13,091         12,422
   6.948%, 2014 (1)(2)                                    981,909        931,739
Healthways, Inc., Term Loan B (Dec 06)
   6.698%, 2013 (1)(2)                                    496,250        486,325
Quintiles Transnational Corporation, Term
Loan B - 1st Lien (Mar 06)
   7.20%, 2013 (1)(2)                                     492,500        475,262
ReAble Therapeutics Finance, LLC, Term
Loan
   7.818%, 2013 (1)(2)                                    277,925        273,756
   7.86%, 2013 (1)(2)                                     217,077        213,820
Royalty Pharma Finance Trust, Term Loan
   6.629%, 2013 (1)(2)                                    225,293        222,946
Stiefel Laboratories, Inc., DD Term Loan
   7.61%, 2013 (1)(2)                                     430,136        420,458
Stiefel Laboratories, Inc., Term Loan -
Intial
   7.61%, 2013 (1)(2)                                     562,364        549,710
U.S. Oncology Holdings, Inc., Term Loan B
   7.448%, 2011 (1)(2)                                    109,670        105,283

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND INCOME OPPORTUNITY SERIES
September 30, 2007 (Unaudited) - continued

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
HEALTH CARE (CONTINUED)
U.S. Oncology Holdings, Inc., Term Loan B
(continued)
   7.61%, 2011 (1)(2)                                  $  336,041   $    322,599
USP Domestic Holdings, Inc., DD Term
Loan
   1.25%, 2014 (1)(2)                                      58,871         56,847
   7.367%, 2014 (1)(2)                                     47,581         45,945
   7.43%, 2014 (1)(2)                                      54,839         52,954
USP Domestic Holdings, Inc., Term Loan B
   7.381%, 2014 (1)(2)                                    834,516        805,830
                                                                    ------------
                                                                       7,818,478
                                                                    ------------
HOTELS,MOTELS,INNS & CASINOS - 6.5%
Cannery Casino Resorts, LLC, DD Term
Loan
   2.25%, 2012 (1)(2)                                     204,724        193,465
   7.974%, 2012 (1)(2)                                     19,685         18,603
Cannery Casino Resorts, LLC, Term Loan -
1st Lien
   7.76%, 2012 (1)(2)                                     274,902        259,782
CCM Merger, Inc., Term Loan B
   7.198%, 2012 (1)(2)                                    710,156        687,964
   7.505%, 2012 (1)(2)                                    192,715        186,693
   7.72%, 2012 (1)(2)                                      77,086         74,677
Greenwood Racing, Inc., Term Loan - 1st
Lien
   7.80%, 2011 (1)(2)                                     496,250        478,881
Las Vegas Sands, LLC, DD Term Loan
   0.75%, 2014 (1)(2)                                     200,000        194,459
Las Vegas Sands, LLC, Tranche B - 1st
Lien
   6.95%, 2014 (1)(2)                                     798,000        775,889
Seminole Tribe of Florida, DD Term Loan
B1
   6.75%, 2014 (1)(2)                                      32,389         32,105
   6.994%, 2014 (1)(2)                                     32,389         32,105
   7.02%, 2014 (1)(2)                                      32,389         32,105
   7.125%, 2014 (1)(2)                                     32,389         32,105
Seminole Tribe of Florida, DD Term Loan
B2
   6.875%, 2014 (1)(2)                                    437,247        433,421
Seminole Tribe of Florida, DD Term Loan
B3
   6.875%, 2014 (1)(2)                                    433,198        429,408
                                                                    ------------
                                                                       3,861,662
                                                                    ------------
INSURANCE - 0.8%
Conseco, Inc., Term Loan (Oct 06)
   7.129%, 2013 (1)(2)                                    495,002        466,230
                                                                    ------------
LEISURE - 1.5%
Metro-Goldwyn-Mayer Holdings II, Inc.,
Term Loan B
   8.448%, 2012 (1)(2)                                    397,980        380,297

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
LEISURE (CONTINUED)
National CineMedia, LLC, Term Loan B
   7.46%, 2015 (1)(2)                                    $500,000   $    478,359
                                                                    ------------
                                                                         858,656
                                                                    ------------
NONFERROUS METALS & MINERALS - 0.8%
Walter Industries, Inc., Term Loan (Sept 05)
   6.948%, 2012 (1)(2)                                     96,274         93,867
   7.11%, 2012 (1)(2)                                     166,667        162,500
   7.479%, 2012 (1)(2)                                    111,111        108,334
   7.55%, 2012 (1)(2)                                     112,784        109,965
                                                                    ------------
                                                                         474,666
                                                                    ------------
OIL & GAS - 4.8%
Eagle Rock Gas Gathering & Processing,
Ltd., Term Loan B
   8.11%, 2012 (1)(2)                                     984,370        959,761
Kinder Morgan, Inc., Term Loan B
   6.63%, 2014 (1)(2)                                     380,818        373,107
   7.23%, 2014 (1)(2)                                       6,061          5,938
SemCrude, L.P., Term Loan (May 07)
   7.11%, 2011 (1)(2)                                     560,389        550,582
Targa Resources, Inc., Syn LC (Oct 05)
   7.168%, 2012 (1)(2)                                    193,548        191,032
Targa Resources, Inc., Term Loan (Oct 05)
   7.198%, 2012 (1)(2)                                     16,129         15,919
   7.541%, 2012 (1)(2)                                    774,194        764,129
                                                                    ------------
                                                                       2,860,468
                                                                    ------------
PUBLISHING - 5.9%
Gatehouse Media, Inc., DD Term Loan B
(Feb 07)
   7.36%, 2014 (1)(2)                                     125,000        114,375
   7.51%, 2014 (1)(2)                                      10,870          9,946
Gatehouse Media, Inc., Initial Term Loan
   7.51%, 2014 (1)(2)                                     364,130        333,180
Georgia Pacific Corporation, Term Loan B1
   6.948%, 2012 (1)(2)                                     77,738         76,041
   7.264%, 2012 (1)(2)                                     95,238         93,159
   7.474%, 2012 (1)(2)                                    809,524        791,854
Georgia Pacific Corporation, Term Loan B2
   6.948%, 2012 (1)(2)                                    139,028        135,993
   7.474%, 2012 (1)(2)                                    577,778        565,167
Medianews Group, Inc., Term Loan B
   6.879%, 2010 (1)(2)                                    994,911        940,191
Tribune Company, Term Loan B
   8.36%, 2014 (1)(2)                                     498,750        452,338
                                                                    ------------
                                                                       3,512,244
                                                                    ------------
RETAILERS - 1.6%
Michaels Stores, Inc., Term Loan B (May 07)
   7.625%, 2013 (1)(2)                                    969,047        938,522
   7.688%, 2013 (1)(2)                                      2,513          2,434

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS           SECURITY INCOME FUND INCOME OPPORTUNITY SERIES
September 30, 2007 (Unaudited) - continued

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
RETAILERS (CONTINUED)
Michaels Stores, Inc., Term Loan B (May
07) (continued)
   8.125%, 2013 (1)(2)                                 $   25,928   $     25,111
                                                                    ------------
                                                                         966,067
                                                                    ------------
SURFACE TRANSPORTATION - 1.4%
Swift Transportation, Term Loan B
   8.375%, 2014 (1)(2)                                    883,721        800,398
                                                                    ------------
TELECOMMUNICATION & CELLULAR
COMMUNICATIONS - 3.4%
Crown Castle Operating Company, Term
Loan - 1st Lien
   6.84%, 2014 (1)(2)                                     460,288        448,946
   7.298%, 2014 (1)(2)                                     38,462         37,514
Intelsat (Bermuda), Ltd., Unsec. Term
Loan
   7.859%, 2014 (1)(2)                                    833,333        822,222
Windstream Corporation, Term Loan B1
   6.86%, 2013 (1)(2)                                     700,000        694,875
                                                                    ------------
                                                                       2,003,557
                                                                    ------------
UTILITIES - 10.4%
Broadway Gen Funding LLC, Term Loan -
1st Lien (May 07)
   7.19%, 2014 (1)(2)                                     397,500        386,569
Calpine Corporation, DIP (Mar 07)
   7.448%, 2009 (1)(2)                                    497,500        490,037
Covanta Energy Corporation, Syn LC (Feb 07)
   6.698%, 2014 (1)(2)                                    329,897        318,763
Covanta Energy Corporation, Term Loan B (Feb 07)
   6.875%, 2014 (1)(2)                                    462,242        446,642
   7.063%, 2014 (1)(2)                                    206,186        199,227
NRG Energy, Inc., Syn LC (June 07)
   6.848%, 2013 (1)(2)                                    585,685        573,788
NRG Energy, Inc., Term Loan B (June 07)
   6.948%, 2013 (1)(2)                                  1,407,244      1,378,660
NRG Holdings, Inc., DD Term Loan
   0.50%, 2014 (1)(2)                                   1,000,000        978,333
Plains Resources, Inc., Term Loan
   7.121%, 2011 (1)(2)                                    853,738        828,125
Wolf Hollow I, L.P., Syn LC (Dec 05)
   7.386%, 2012 (1)(2)                                    235,756        214,538
Wolf Hollow I, L.P., Syn RC (Dec 05)
   7.379%, 2012 (1)(2)                                      9,068          8,251
   7.386%, 2012 (1)(2)                                     41,937         38,163
   7.97%, 2012 (1)(2)                                       4,080          3,713
   8.05%, 2012 (1)(2)                                       3,854          3,507

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
SENIOR FLOATING RATE INTERESTS (CONTINUED)
UTILITIES (CONTINUED)
Wolf Hollow I, L.P., Term Loan - 1st Lien
(Dec 05)
   7.448%, 2012 (1)(2)                                 $  277,255   $    252,302
                                                                    ------------
                                                                       6,120,618
                                                                    ------------
TOTAL SENIOR FLOATING RATE INTERESTS
(Cost $58,674,884)                                                  $ 56,436,064
                                                                    ------------
SHORT TERM INVESTMENTS - 3.6%
State Street GA Money Market Fund                      $1,117,243   $  1,117,243
State Street General Account U.S.
Government Fund                                           999,899        999,899
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,117,142)                                                   $  2,117,142
                                                                    ------------
TOTAL INVESTMENTS (SECURITY INCOME FUND - INCOME
OPPORTUNITY SERIES)                                                 $ 59,817,549
(COST $62,122,046) - 101.2%
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%                          (721,028)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 59,096,521
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 9/30/2007 was $62,289,279.

1    - Variable rate security. Rate indicated is rate effective at September 30,
       2007.

2    - Security is a senior floating rate interest. See notes to financial statements.

Glossary:

plc  - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series' investments, were as follows:

                                  GROSS           GROSS       NET UNREALIZED
                               UNREALIZED      UNREALIZED      APPRECIATION
                              APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                              ------------   --------------   --------------
CAPITAL PRESERVATION SERIES     $331,659      $(4,516,256)    $(4,184,597)
DIVERSIFIED INCOME SERIES        208,153       (2,482,396)     (2,274,243)
HIGH YIELD SERIES                973,617       (2,153,748)     (1,180,131)
INCOME OPPORTUNITY SERIES             --       (2,471,730)     (2,471,730)

2. OPEN FUTURES CONTRACTS

     Open futures contracts for Capital Preservation Series and Diversified Income Series as of September 30, 2007 were as follows:

                                         NUMBER OF   EXPIRATION     CONTRACT        MARKET       UNREALIZED
                              POSITION   CONTRACTS      DATE         AMOUNT          VALUE      GAIN/(LOSS)
                              --------   ---------   ----------   ------------   ------------   -----------
CAPITAL PRESERVATION SERIES
U.S. 2-Year Note Future         Long        615      12-31-2007    126,884,340    127,333,828     449,488
U.S. 5-Year Note Future         Short      (150)     12-31-2007    (16,004,944)   (16,054,687)    (49,743)
U.S. 10-Year Note Future        Short      (251)     12-19-2007    (27,360,082)   (27,429,594)    (69,512)
U.S. Long Bond Future           Short       (43)     12-19-2007     (4,785,615)    (4,787,781)     (2,166)
                                                                  ------------   ------------    --------
                                                                  $ 78,733,699   $ 79,061,766    $328,067
                                                                  ------------   ------------    --------
DIVERSIFIED INCOME SERIES
U.S. 2-Year Note Future         Long        110      12-31-2007     22,694,760     22,775,156      80,396
U.S. 5-Year Note Future         Long        130      12-31-2007     13,867,799     13,914,063      46,264
U.S. 10-Year Note Future        Short       (36)     12-19-2007     (3,924,155)    (3,934,125)     (9,970)
U.S. Long Bond Future           Short       (33)     12-19-2007     (3,672,682)    (3,674,344)     (1,662)
                                                                  ------------   ------------    --------
                                                                  $ 28,965,722   $ 29,080,750    $115,028
                                                                  ------------   ------------    --------

3. FAIR VALUED SECURITIES

     As of September 30, 2007, the following funds contained securities that were fair valued by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

                              MARKET                 % OF
                               VALUE     COST     NET ASSETS
                              ------   --------   ----------
CAPITAL PRESERVATION SERIES    $290    $ 29,866      0.0%
DIVERSIFIED INCOME SERIES      $ --    $ 25,000      0.0%
HIGH YIELD SERIES                --     519,318      0.0%

4. 144A SECURITIES

     As of September 30, 2007, the following funds contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

                                 MARKET                      % OF
                                 VALUE          COST      NET ASSETS
                              -----------   -----------   ----------
CAPITAL PRESERVATION SERIES   $35,148,405   $37,144,303      18.6%
DIVERSIFIED INCOME SERIES      11,616,458    12,548,610      13.2%
HIGH YIELD SERIES              14,113,601    14,357,274      24.2%

5. ILLIQUID SECURITIES

     As of September 30, 2007, the following funds contained securities that were considered Illiquid. Market value, cost and percentage of total net assets are as follows:

                                MARKET                     % OF
                                 VALUE        COST      NET ASSETS
                              ----------   ----------   ----------
CAPITAL PRESERVATION          $2,400,000   $2,966,068      1.3%
DIVERSIFIED INCOME SERIES             --       25,000      0.0%
HIGH YIELD SERIES                     --      594,318      0.0%

6. SENIOR LOAN

Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2007.

7. SECURITY VALUATION

Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY INCOME FUND


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank, President

                                        Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ Thomas A. Swank
                                            ------------------------------------
                                            Thomas A. Swank, President

                                        Date: November 28, 2007


                                        By: /s/ Brenda M. Harwood
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: November 28, 2007